Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares		6 Months Ended	12 Months Ended
	Apr. 04, 2022	Jun. 30, 2022	Dec. 31, 2021
Options
Beginning Balance		310,856	339,936
Post vesting cancellations during the year			(29,080)
Options	10,000	10,000
Ending Balance		320,856	310,856
Weighted-Average Exercise Price
Beginning Balance		$ 21.37	$ 21.4
Post vesting cancellations during the year			20.45
Options	$ 5.76	9.24
Ending Balance		$ 20.48	$ 21.37